Financial liabilities - Trade payables and other liabilities (Details) € / shares in Units, $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended
	Jan. 31, 2022 EUR (€) shares	Jan. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 EUR (€) € / shares shares	Mar. 31, 2021 EUR (€)	Mar. 31, 2022 $ / shares	Jan. 31, 2022 € / shares shares	Dec. 31, 2021 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities
Trade payables			€ 5,897,000				€ 11,252,000
Government grants (deferred income)			9,023,000				9,396,000
Contract liabilities			2,166,000				4,842,000
Warrants liability			2,603,000
Others			12,393,000				14,632,000
Trade payables and other liabilities			32,082,000				40,122,000
Non-current			10,109,000				8,028,000
Current			21,973,000				32,094,000
Grants received for investment in property, plant and equipment			0	€ 0
Provision for outstanding invoices			2,400,000				4,978,000
Personnel related liabilities for vacation and bonuses			4,031,000				4,812,000
VAT payable			0				905,000
Liabilities for wage and church tax			€ 755,000				€ 1,040,000
Amount of warrant liabilities per share | € / shares			€ 1.93			€ 2.11
Decrease in fair value of warrant liabilities			€ 238,000
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs	€ 15,000,000.0
Shares issued during period | shares	4,479,088	4,479,088
Share price | (per share)		$ 3.73				€ 3.35
Number of securities called by warrants | shares		1,343,727	1			1,343,727
Exercise price of warrants | $ / shares		$ 7.72			$ 7.72
Value of other equity instruments granted under share based payment arrangement	€ 2,800,000	$ 3.2